Trade and other receivables - Components of trade and other receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 38,187	$ 29,128
Accrued revenues	3,898	3,288
Tax credits receivable	2,854	3,054
Interest receivable	498	1,662
Other receivables	44	395
Trade and other receivables	$ 45,481	$ 37,527